Rule 497 (e)

333-124048,

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED NOVEMBER 18, 2011

TO PROSPECTUS DATED MAY 1, 2011

Appendix A of the Prospectus dated May 1, 2011 is hereby amended to add the following funds:

Fund Name	Objective	Early Cut- Off	Hold Period
BlackRock Capital Appreciation (Class III)	Long-term growth of capital		30
BlackRock Equity Dividend (Class III)	Long-term total return and current income		30
BlackRock Global Allocation (Class III)	High total investment return		30
BlackRock Large Cap Core (Class III)	Long-term capital growth		30
BlackRock Large Cap Growth (Class III)	Long-term capital growth		30
BlackRock Large Cap Value (Class III)	Long-term capital growth		30
BlackRock Total Return (Class III)	Total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index		30
Oppenheimer Balanced (Service Class)	A high total investment return		7
Oppenheimer Core Bond (Service Class)	A high level of current income. Capital appreciation is a secondary objective.		7
Oppenheimer Global Securities (Service Class)	Long-term capital		7
Oppenheimer Global Strategic Income (Service Class)	A high level of current		7
Oppenheimer International Growth (Service Class)	Long-term capital appreciation		7
Oppenheimer Main Street® (Service Class)	High total return		7
Oppenheimer Value (Service Class)	Long-term growth of capital		7
PIMCO Global Adv Strategy Bond (Admin Class)	Total return		7
TOPS Protected Balanced (Class 1)	Income and capital appreciation		30
TOPS Protected Balanced ETF (Class 2)	Income and capital appreciation		30
TOPS Protected Moderate Growth ETF (Class 1)	Capital appreciation		30
TOPS Protected Moderate Growth ETF (Class 2)	Capital appreciation		30
Virtus International	High total return consistent with reasonable risk		7
Virtus Multi-Sector Fixed Income	Long-term total return		7
Virtus Premium AlphaSector	Long-term capital appreciation		7
Virtus Real Estate Securities	Capital appreciation and income		7

Liquidation: The Chariot Absolute Return All Opportunity fund has liquidated.

Name Changes:

The Avant Tracking Fund has changed its name to Avant Gold Bullion Strategy VP

The Federated Capital Income Fund II has changed its name to Federated Managed Volatility II

Early Cut-Off:

The Direxion Dynamic VP HY Bond fund no longer has in place an early cut-off time of 2:00 in Appendix A.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.18.11